SBA Loan Payable (Details) - USD ($)		12 Months Ended
	Jul. 12, 2023	Dec. 31, 2024	Dec. 31, 2023	May 04, 2020
SBA Loan Payable (Details) [Line Items]
Debt Instrument, Periodic Payment	$ 2,595
Loans Payable to Bank	$ 467,117	$ 4,128	$ 5,719
Gains (Losses) on Restructuring of Debt		0	(25,000)
Notes Payable		548,137	945,429
Repayments of Debt			11,555
Loans Payable, Current		393,761	$ 421,788
PPP Loan [Member]
SBA Loan Payable (Details) [Line Items]
Debt Instrument, Face Amount				$ 460,400
Debt Instrument, Interest Rate, Effective Percentage			1.00%	1.00%
Gains (Losses) on Restructuring of Debt			$ 40,622
Notes Payable			$ 433,343
Repayments of Debt		$ 28,027